EXPLORATION AND EVALUATION ASSETS - Detailed information about exploration and evaluation assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Beginning balance	$ 2,632	$ 2,382
Additions	502	159
Acquisition of AOSP and other assets (note 7)		290
Transfers to property, plant and equipment	(397)	(198)
Disposals/derecognitions	(100)	(1)
Ending balance	2,637	2,632
North America
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Beginning balance	2,282	2,306
Additions	245	144
Acquisition of AOSP and other assets (note 7)		31
Transfers to property, plant and equipment	(175)	(198)
Disposals/derecognitions	(4)	(1)
Ending balance	2,348	2,282
North Sea
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Beginning balance	0	0
Additions	0	0
Acquisition of AOSP and other assets (note 7)		0
Transfers to property, plant and equipment	0	0
Disposals/derecognitions	0	0
Ending balance	0	0
Offshore Africa
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Beginning balance	91	76
Additions	35	15
Acquisition of AOSP and other assets (note 7)		0
Transfers to property, plant and equipment	0	0
Disposals/derecognitions	(89)	0
Ending balance	37	91
Oil Sands Mining and Upgrading
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Beginning balance	259	0
Additions	222	0
Acquisition of AOSP and other assets (note 7)		259
Transfers to property, plant and equipment	(222)	0
Disposals/derecognitions	(7)	0
Ending balance	$ 252	$ 259